Cash and Cash Equivalents and Short-term Investments - Denominated (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	$ 1,011,700	$ 435,176
US$
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	895,935	352,162
RMB
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	53,455	64,870
Hong Kong dollar ("HK$")
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	60,535	16,880
GBP
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	1,090	954
Euro
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	$ 685	$ 310